Cover	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	001-38448
Entity Registrant Name	VINCO VENTURES, INC.
Entity Central Index Key	0001717556
Entity Tax Identification Number	82-2199200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 West Broad Street
Entity Address, Address Line Two	Suite 1004
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18018
City Area Code	(866)
Local Phone Number	900-0992
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BBIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true